Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Document Period End Date	May 31, 2024